THE
[GRAPHIC OMITTED]   BERWYN
                    FUNDS



March 2, 2006


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

         Re:  The Berwyn Funds
              File Nos. 811-01963; 033-14604


Ladies and Gentlemen:

     On behalf of The Berwyn Funds ("Registrant"), attached for filing, pursuant to Rule 485(a) under the Securities Act of 1933, is Post-Effective Amendment No. 24 (the "Amendment") to Registrant's registration statement on Form N-1A.

     The Amendment is being filed to update the registration statement to incorporate supplements to the registration statement filed in December 2005 and January 2006, and to incorporate audited financial statements for each series of Registrant.

     Please contact the undersigned at 513-587-3451 with any questions or comments concerning this filing.


Very truly yours,

/s/ Cassandra W. Borchers

Cassandra W. Borchers, Assistant Secretary






       THE BERWYN FUNDS   o   P.O. BOX 46707   o   CINCINNATI, OH 45246
       The Berwyn Funds are distributed by Ultimus Fund Distributors, LLC